Cash generated from operations - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 668	£ 1,070	£ 2,526
IFRS 16 Transition	881
New leases/ disposal of leases	61
Financing cash flows	91	(442)	(1,299)
Foreign exchange movements	(64)	32	(150)
Fair value and other movements	9	8	(7)
Ending balance	1,646	668	1,070
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	643	1,066	2,517
IFRS 16 Transition	792
New leases/ disposal of leases	61
Transfer from non-current to current	(88)
Financing cash flows	230	(441)	(1,292)
Foreign exchange movements	(80)	10	(149)
Fair value and other movements	9	8	(10)
Ending balance	1,567	643	1,066
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	25	4	9
IFRS 16 Transition	89
Transfer from non-current to current	88
Financing cash flows	(139)	(1)	(7)
Foreign exchange movements	16	22	(1)
Fair value and other movements			3
Ending balance	£ 79	£ 25	£ 4